Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	WORLD WRESTLING ENTERTAINMENTINC
Entity Central Index Key	0001091907
Amendment Flag	false